Annual Operating Expenses - FidelitySustainableCorePlusBondFund-RetailPRO - FidelitySustainableCorePlusBondFund-RetailPRO - Fidelity Sustainable Core Plus Bond Fund - Fidelity Sustainable Core Plus Bond Fund
	Oct. 29, 2022
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%	[1]
Total annual operating expenses	0.45%

[1]	A Based on estimated amounts for the current fiscal year.